Note C - Advances From Related Parties and Related Party Transactions	9 Months Ended
Sep. 30, 2013
Notes
Note C - Advances From Related Parties and Related Party Transactions

NOTE C – ADVANCES FROM RELATED PARTIES AND RELATED PARTY TRANSACTIONS

Prior to the period ended September 30, 2013, the Company's significant shareholders had advanced funds to the Company for working capital purposes. During the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011, shareholders advanced funds to the Company as capital contributions.

On June 19, 2012, the Company borrowed $60,000 from Micah Eldred, one of its members, under a demand promissory note bearing interest at 5%.  The note has no stipulated maturity date.  The Company has made no payments on this note, but is accruing interest on a monthly basis at the stipulated interest rate.

Total amounts due to related parties through advances and the promissory note were $60,000, $60,000 and $60,000 and $0 as of September 30, 2013 and 2012 and December 31, 2012 and 2011 respectively.  Except for the terms stipulated in the promissory note, all other amounts advanced are unsecured, non-interest bearing and have no specific terms of repayment.